Derivative Instruments And Hedging Activities (Fair Value Hedges) (Details) In Billions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] Long-Term [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] Long-Term [Member] JPY (¥)
Interest revenue / Interest expense	$ 0.43	¥ 33.00	¥ 19.00	$ 0.77	¥ 59.00	¥ 48.00	$ 0.43	¥ 33.00	¥ 19.00	$ 0.77	¥ 59.00	¥ 48.00	$ (0.43)	¥ (33.00)	¥ (19.00)	$ (0.77)	¥ (59.00)	¥ (48.00)	$ (0.43)	¥ (33.00)	¥ (19.00)	$ (0.77)	¥ (59.00)	¥ (48.00)